Related Party (Details) - Tristar - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Percent of ownership	50.00%		50.00%
Direct Financing Lease Receivable
Related Party Transaction [Line Items]
Revenue from related party	$ 0.5	$ 1.0	$ 0.5	$ 1.0
Loans and leases receivable, related parties	$ 3.0		$ 3.0		$ 3.9